INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Roll Forward]
Net carrying amount, beginning balance	$ 3,409
Net carrying amount, ending balance	4,061	$ 3,409
Software
Intangible Assets [Roll Forward]
Net carrying amount, beginning balance	3,409	4,684
Additions	2,638	1,264
Disposals	(61)	(6)
Amortization provided during the year	(1,924)	(2,476)
Exchange realignment	(1)	(57)
Net carrying amount, ending balance	4,061	3,409
Software | Cost
Intangible Assets [Roll Forward]
Net carrying amount, beginning balance	7,505	6,402
Net carrying amount, ending balance	10,080	7,505
Software | Accumulated amortization
Intangible Assets [Roll Forward]
Net carrying amount, beginning balance	(4,096)	(1,718)
Net carrying amount, ending balance	$ (6,019)	$ (4,096)